Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.7%)
	Reliance Inc.	798,248	224,172
	CF Industries Holdings Inc.	2,458,414	220,520
	Avery Dennison Corp.	1,183,708	191,962
	Mosaic Co.	4,817,142	167,058
	Mueller Industries Inc.	1,596,159	161,388
	Steel Dynamics Inc.	1,061,280	147,974
	Albemarle Corp.	1,651,207	133,880
	Alcoa Corp.	3,929,856	129,253
	Eastman Chemical Co.	1,742,185	109,845
	Commercial Metals Co.	1,698,848	97,310
*	Cleveland-Cliffs Inc.	7,508,496	91,604
	Element Solutions Inc.	3,496,851	88,016
*	Coeur Mining Inc.	4,633,535	86,925
	UFP Industries Inc.	844,464	78,949
	Timken Co.	951,400	71,526
	Celanese Corp.	1,661,342	69,909
	FMC Corp.	1,896,096	63,766
	Cabot Corp.	807,581	61,416
	Sensient Technologies Corp.	644,517	60,488
	Hecla Mining Co.	4,830,159	58,445
	Avient Corp.	1,389,616	45,788
	Olin Corp.	1,739,296	43,465
	Westlake Corp.	486,742	37,508
	Scotts Miracle-Gro Co.	657,314	37,434
	Materion Corp.	298,847	36,104
	Chemours Co.	2,272,355	35,994
	Ashland Inc.	693,899	33,245
*	Ingevity Corp.	553,446	30,545
	Minerals Technologies Inc.	476,271	29,586
	Innospec Inc.	376,962	29,086
	Quaker Chemical Corp.	211,233	27,830
	Huntsman Corp.	2,504,212	22,488
	Kaiser Aluminum Corp.	233,316	18,003
	Worthington Steel Inc.	540,273	16,419
	Stepan Co.	326,231	15,561
*	Ecovyst Inc.	1,649,119	14,446
	Tronox Holdings plc	901,059	3,622
			2,791,530
Consumer Discretionary (14.7%)
	Williams-Sonoma Inc.	1,866,846	364,875
	Tapestry Inc.	3,158,820	357,642
*	Aptiv plc	3,305,128	284,968
	Omnicom Group Inc.	2,940,366	239,728
	Dick's Sporting Goods Inc.	964,125	214,248
	Toll Brothers Inc.	1,490,239	205,862
*	BJ's Wholesale Club Holdings Inc.	2,004,248	186,896
	Ralph Lauren Corp.	557,912	174,939
	Service Corp. International	2,030,274	168,959
*,1	GameStop Corp. Class A	6,110,632	166,698
	Interpublic Group of Cos. Inc.	5,559,321	155,161
	Hasbro Inc.	2,022,045	153,372
	Aramark	3,989,535	153,198
	BorgWarner Inc.	3,284,324	144,379
	New York Times Co. Class A	2,336,356	134,107
*	Lyft Inc. Class A	5,737,449	126,281
	Lithia Motors Inc. Class A	389,118	122,961
	LKQ Corp.	3,903,619	119,217
*	AutoNation Inc.	515,072	112,682
*	American Airlines Group Inc.	10,015,123	112,570
	Best Buy Co. Inc.	1,443,636	109,168
	H&R Block Inc.	2,033,084	102,813
	Murphy USA Inc.	263,541	102,322

		Shares	Market Value ($000)
*	MGM Resorts International	2,892,041	100,238
*	Taylor Morrison Home Corp. Class A	1,425,251	94,081
[1]	Paramount Skydance Corp. Class B	4,783,362	90,501
*	Alaska Air Group Inc.	1,750,142	87,122
	Nexstar Media Group Inc. Class A	437,122	86,437
	Group 1 Automotive Inc.	196,398	85,926
	VF Corp.	5,928,980	85,555
*	CarMax Inc.	1,846,835	82,867
	Bath & Body Works Inc.	3,210,488	82,702
*	Mattel Inc.	4,890,341	82,304
	Lear Corp.	807,594	81,252
*	Caesars Entertainment Inc.	2,999,253	81,055
*	Adtalem Global Education Inc.	518,412	80,069
[1]	Thor Industries Inc.	767,118	79,542
	Gap Inc.	3,680,688	78,730
	U-Haul Holding Co. (XNYS)	1,470,176	74,832
	Meritage Homes Corp.	1,026,109	74,321
	Boyd Gaming Corp.	851,896	73,646
*	Asbury Automotive Group Inc.	298,414	72,947
*	Liberty Media Corp.-Liberty Live Class C	726,115	70,411
	Macy's Inc.	3,915,507	70,205
*	Valvoline Inc.	1,929,382	69,284
*	Urban Outfitters Inc.	952,398	68,030
	Kontoor Brands Inc.	843,520	67,288
[1]	Whirlpool Corp.	848,007	66,653
	Sirius XM Holdings Inc.	2,811,194	65,431
	PVH Corp.	729,686	61,126
*	Laureate Education Inc.	1,900,923	59,955
*	Abercrombie & Fitch Co. Class A	687,000	58,773
*	SkyWest Inc.	582,173	58,578
	Signet Jewelers Ltd.	593,370	56,916
	Atmus Filtration Technologies Inc.	1,246,839	56,220
	Advance Auto Parts Inc.	910,453	55,902
	KB Home	878,047	55,879
	Travel + Leisure Co.	936,082	55,688
	Graham Holdings Co. Class B	46,385	54,610
	Rush Enterprises Inc. Class A	971,896	51,967
	Harley-Davidson Inc.	1,844,864	51,472
	Academy Sports & Outdoors Inc.	1,009,033	50,472
	TEGNA Inc.	2,441,704	49,640
	Visteon Corp.	413,955	49,617
	PriceSmart Inc.	396,750	48,082
	Polaris Inc.	810,771	47,130
*	OPENLANE Inc.	1,613,236	46,429
	Penske Automotive Group Inc.	250,617	43,585
*	Tri Pointe Homes Inc.	1,261,802	42,863
*	Penn Entertainment Inc.	2,215,133	42,663
*	YETI Holdings Inc.	1,232,863	40,906
	American Eagle Outfitters Inc.	2,367,056	40,500
	Dana Inc.	1,990,518	39,890
*,1	Avis Budget Group Inc.	240,367	38,597
[1]	Cheesecake Factory Inc.	680,412	37,178
	Steven Madden Ltd.	1,102,850	36,923
*	Capri Holdings Ltd.	1,716,674	34,196
	Levi Strauss & Co. Class A	1,464,521	34,123
*	Hanesbrands Inc.	5,098,295	33,598
*	National Vision Holdings Inc.	1,141,857	33,331
	Newell Brands Inc.	6,358,443	33,318
*	Crocs Inc.	393,808	32,903
	LCI Industries	349,616	32,567
	Phinia Inc.	560,930	32,242
	Wolverine World Wide Inc.	1,171,579	32,148
	Marriott Vacations Worldwide Corp.	472,741	31,466
	Acushnet Holdings Corp.	400,589	31,442
*	Victoria's Secret & Co.	1,150,916	31,236
	HNI Corp.	660,490	30,944
*	Goodyear Tire & Rubber Co.	4,124,603	30,852
*	Liberty Media Corp.-Liberty Live Class A	310,321	29,263
*	Knowles Corp.	1,238,376	28,867
	Strategic Education Inc.	326,501	28,082

		Shares	Market Value ($000)
*	M/I Homes Inc.	190,266	27,482
	Buckle Inc.	465,866	27,328
	Dillard's Inc. Class A	44,116	27,108
	Steelcase Inc. Class A	1,567,035	26,953
*	Lionsgate Studios Corp.	3,683,163	25,414
	Worthington Enterprises Inc.	453,286	25,153
[1]	Kohl's Corp.	1,615,701	24,833
*	Sphere Entertainment Co.	397,975	24,722
*	Sally Beauty Holdings Inc.	1,501,790	24,449
	Red Rock Resorts Inc. Class A	383,867	23,439
	John Wiley & Sons Inc. Class A	574,886	23,266
	Papa John's International Inc.	472,356	22,744
*	Central Garden & Pet Co. Class A	755,570	22,312
	Cinemark Holdings Inc.	785,569	22,012
	La-Z-Boy Inc.	625,488	21,467
*	Coty Inc. Class A	5,297,006	21,400
	Wendy's Co.	2,312,953	21,187
	Columbia Sportswear Co.	374,167	19,569
	PROG Holdings Inc.	570,261	18,454
	MillerKnoll Inc.	1,029,321	18,260
	Upbound Group Inc.	747,119	17,654
	Leggett & Platt Inc.	1,950,860	17,324
*	Topgolf Callaway Brands Corp.	1,814,228	17,235
	Sonic Automotive Inc. Class A	218,287	16,609
*	LGI Homes Inc.	297,540	15,386
[1]	Cracker Barrel Old Country Store Inc.	338,049	14,894
*	G-III Apparel Group Ltd.	558,834	14,871
	Carter's Inc.	525,475	14,829
*	Under Armour Inc. Class A	2,866,375	14,303
	Camping World Holdings Inc. Class A	856,051	13,517
	Interface Inc. Class A	420,609	12,172
*	JetBlue Airways Corp.	2,208,894	10,868
*	Cars.com Inc.	886,410	10,832
	Matthews International Corp. Class A	443,797	10,775
	Sinclair Inc.	556,764	8,407
*	Under Armour Inc. Class C	1,716,084	8,289
*	Savers Value Village Inc.	590,028	7,818
*	U-Haul Holding Co.	136,550	7,793
*	Driven Brands Holdings Inc.	436,204	7,027
*	Fox Factory Holding Corp.	285,376	6,932
*,1	Hertz Global Holdings Inc.	934,278	6,353
*,1	McGraw Hill Inc.	434,676	5,455
*	BJ's Restaurants Inc.	159,447	4,868
*	Helen of Troy Ltd.	174,065	4,386
	Cricut Inc. Class A	695,956	4,378
	Oxford Industries Inc.	107,589	4,362
*	Petco Health & Wellness Co. Inc. Class A	1,097,586	4,248
	Bloomin' Brands Inc.	548,153	3,930
*	Central Garden & Pet Co.	106,821	3,488
	Rush Enterprises Inc. Class B	58,580	3,364
*	Portillo's Inc. Class A	246,200	1,588
			8,698,121
Consumer Staples (3.6%)
*	US Foods Holding Corp.	3,417,660	261,861
*	Performance Food Group Co.	2,375,646	247,162
	Bunge Global SA	2,125,591	172,704
	J M Smucker Co.	1,538,350	167,065
	Conagra Brands Inc.	7,267,940	133,076
	Ingredion Inc.	974,146	118,953
	Brown-Forman Corp. Class B	4,376,819	118,524
	Molson Coors Beverage Co. Class B	2,532,578	114,599
	Clorox Co.	928,288	114,458
	Campbell's Co.	2,941,628	92,897
	Albertsons Cos. Inc. Class A	4,671,562	81,799
	Lamb Weston Holdings Inc.	1,057,590	61,425
	Hormel Foods Corp.	2,295,544	56,792
*	Post Holdings Inc.	350,403	37,661
	Flowers Foods Inc.	2,885,516	37,656
*	United Natural Foods Inc.	873,300	32,854

		Shares	Market Value ($000)
	Pilgrim's Pride Corp.	721,052	29,361
	Energizer Holdings Inc.	1,035,755	25,780
*	Grocery Outlet Holding Corp.	1,414,591	22,704
	Fresh Del Monte Produce Inc.	582,306	20,218
	Universal Corp.	358,862	20,050
	Andersons Inc.	493,339	19,640
	Reynolds Consumer Products Inc.	798,206	19,532
	Spectrum Brands Holdings Inc.	349,176	18,342
	Brown-Forman Corp. Class A	642,930	17,301
*	Simply Good Foods Co.	686,843	17,047
	Weis Markets Inc.	206,487	14,840
	Edgewell Personal Care Co.	704,936	14,353
	Seaboard Corp.	3,638	13,268
*	TreeHouse Foods Inc.	651,762	13,172
*	Boston Beer Co. Inc. Class A	60,265	12,741
*	Herbalife Ltd.	1,487,250	12,552
	Utz Brands Inc.	523,159	6,356
*	Olaplex Holdings Inc.	1,521,880	1,994
			2,148,737
Energy (3.7%)
	Expand Energy Corp.	1,716,916	182,405
	DT Midstream Inc.	1,541,934	174,331
	Ovintiv Inc.	3,901,440	157,540
	APA Corp.	5,428,172	131,796
	Range Resources Corp.	3,434,443	129,272
	HF Sinclair Corp.	2,413,604	126,328
	Antero Midstream Corp.	5,083,734	98,828
	Chord Energy Corp.	868,685	86,321
*	Antero Resources Corp.	2,227,250	74,747
	NOV Inc.	5,636,936	74,689
	Weatherford International plc	1,090,349	74,613
	Permian Resources Corp.	5,366,907	68,696
	Archrock Inc.	2,535,141	66,700
*	CNX Resources Corp.	2,039,090	65,496
	Murphy Oil Corp.	2,058,270	58,475
	California Resources Corp.	1,079,595	57,413
	Warrior Met Coal Inc.	797,894	50,778
	Peabody Energy Corp.	1,753,394	46,500
	SM Energy Co.	1,744,983	43,572
	Matador Resources Co.	850,445	38,211
	PBF Energy Inc. Class A	1,229,327	37,089
*	Enphase Energy Inc.	942,664	33,361
	Liberty Energy Inc. Class A	2,335,566	28,821
	Patterson-UTI Energy Inc.	5,551,418	28,756
	Delek US Holdings Inc.	867,340	27,989
*	DNOW Inc.	1,593,499	24,301
	Crescent Energy Co. Class A	2,705,783	24,136
	Civitas Resources Inc.	703,393	22,860
	World Kinect Corp.	800,940	20,784
*	Array Technologies Inc.	2,318,321	18,894
*	Expro Group Holdings NV	1,579,193	18,761
*	MRC Global Inc.	1,226,698	17,689
*	CVR Energy Inc.	457,832	16,702
	Helmerich & Payne Inc.	679,398	15,008
*	Alpha Metallurgical Resources Inc.	79,280	13,009
	Vitesse Energy Inc.	439,798	10,217
*	Ameresco Inc. Class A	236,933	7,956
*	Shoals Technologies Group Inc. Class A	633,889	4,697
	RPC Inc.	753,282	3,586
*,1	New Fortress Energy Inc. Class A	677,984	1,498
[1]	HighPeak Energy Inc.	191,934	1,357
*,1	WaterBridge Infrastructure LLC Class A	15,792	398
			2,184,580
Financials (20.4%)
	First Citizens BancShares Inc. Class A	135,647	242,694
	Carlyle Group Inc.	3,842,955	240,953
	Equitable Holdings Inc.	4,546,396	230,866
	Everest Group Ltd.	636,630	222,967
	East West Bancorp Inc.	2,091,819	222,674

		Shares	Market Value ($000)
	Mr. Cooper Group Inc.	971,264	204,733
	Annaly Capital Management Inc.	9,746,068	196,968
	Reinsurance Group of America Inc.	1,003,201	192,745
	Unum Group	2,455,783	191,011
	Evercore Inc. Class A	556,550	187,735
	RenaissanceRe Holdings Ltd.	714,371	181,400
	First Horizon Corp.	7,706,526	174,245
	Stifel Financial Corp.	1,473,248	167,169
	Globe Life Inc.	1,167,955	166,983
	Assurant Inc.	765,868	165,887
	Ally Financial Inc.	4,204,780	164,827
	American Financial Group Inc.	1,075,877	156,777
	Invesco Ltd.	6,768,927	155,279
[1]	AGNC Investment Corp.	15,812,969	154,809
	SOUTHSTATE BANK Corp.	1,536,143	151,878
	Webster Financial Corp.	2,522,393	149,931
	Old Republic International Corp.	3,393,944	144,141
	Jefferies Financial Group Inc.	2,191,740	143,384
	SEI Investments Co.	1,688,614	143,279
	Western Alliance Bancorp	1,591,438	138,010
	Primerica Inc.	491,634	136,473
	Wintrust Financial Corp.	1,016,136	134,577
	Comerica Inc.	1,950,797	133,669
	Zions Bancorp NA	2,240,633	126,775
	Popular Inc.	974,390	123,757
	UMB Financial Corp.	1,037,154	122,747
	Fidelity National Financial Inc.	1,959,030	118,502
	Cullen/Frost Bankers Inc.	927,492	117,578
	Old National Bancorp	5,352,803	117,494
	Columbia Banking System Inc.	4,537,019	116,783
	Lincoln National Corp.	2,877,476	116,049
	Commerce Bancshares Inc.	1,923,872	114,971
	TPG Inc. Class A	1,926,594	110,683
	Voya Financial Inc.	1,463,458	109,467
	Franklin Resources Inc.	4,728,331	109,366
	Axis Capital Holdings Ltd.	1,127,175	107,983
	Jackson Financial Inc. Class A	1,057,200	107,020
	Cadence Bank	2,785,545	104,569
	Starwood Property Trust Inc.	5,293,578	102,537
	OneMain Holdings Inc.	1,807,499	102,051
	MGIC Investment Corp.	3,498,798	99,261
	Synovus Financial Corp.	2,001,498	98,234
	Affiliated Managers Group Inc.	409,637	97,670
	First American Financial Corp.	1,467,889	94,297
	Rithm Capital Corp.	8,048,252	91,670
	Glacier Bancorp Inc.	1,880,054	91,502
	Prosperity Bancshares Inc.	1,369,854	90,890
	FirstCash Holdings Inc.	572,325	90,668
	Lazard Inc.	1,711,614	90,339
	Essent Group Ltd.	1,420,730	90,302
	Hanover Insurance Group Inc.	488,612	88,747
	Piper Sandler Cos.	255,076	88,509
	FNB Corp.	5,451,534	87,824
	Janus Henderson Group plc	1,893,991	84,302
	Bank OZK	1,635,547	83,380
	SLM Corp.	3,006,056	83,208
	United Bankshares Inc.	2,149,759	79,993
	Valley National Bancorp	7,221,361	76,546
	Hancock Whitney Corp.	1,221,985	76,508
	Atlantic Union Bankshares Corp.	2,163,104	76,336
	Home BancShares Inc.	2,691,760	76,177
	Selective Insurance Group Inc.	923,605	74,877
	Radian Group Inc.	2,055,836	74,462
	Ameris Bancorp	988,758	72,486
*	Axos Financial Inc.	814,321	68,932
	First Financial Bankshares Inc.	1,845,922	62,115
	White Mountains Insurance Group Ltd.	37,131	62,065
	Associated Banc-Corp	2,391,303	61,480
	Federated Hermes Inc. Class B	1,140,192	59,210
*	Texas Capital Bancshares Inc.	694,379	58,696

		Shares	Market Value ($000)
	International Bancshares Corp.	848,870	58,360
	Flagstar Financial Inc.	5,043,763	58,255
	Assured Guaranty Ltd.	686,554	58,117
	United Community Banks Inc.	1,843,456	57,792
*	Genworth Financial Inc. Class A	6,229,582	55,443
	CNO Financial Group Inc.	1,397,594	55,275
	Pinnacle Financial Partners Inc.	588,666	55,211
	First Bancorp	2,435,267	53,698
	PennyMac Financial Services Inc.	431,655	53,473
	Renasant Corp.	1,442,040	53,197
	Eastern Bankshares Inc.	2,888,659	52,429
	Independent Bank Corp.	757,559	52,400
	BGC Group Inc. Class A	5,537,695	52,387
	Fulton Financial Corp.	2,763,858	51,491
	Cathay General Bancorp	996,071	47,821
	Community Financial System Inc.	802,160	47,039
	First Hawaiian Inc.	1,891,298	46,961
	Kemper Corp.	904,788	46,642
*	Brighthouse Financial Inc.	867,484	46,046
	WSFS Financial Corp.	849,157	45,795
	WesBanco Inc.	1,383,977	44,190
	Artisan Partners Asset Management Inc. Class A	1,016,130	44,100
	BankUnited Inc.	1,141,504	43,560
	Virtu Financial Inc. Class A	1,219,500	43,292
	RLI Corp.	662,013	43,177
	Simmons First National Corp. Class A	2,196,212	42,101
	Walker & Dunlop Inc.	491,263	41,079
	First Interstate BancSystem Inc. Class A	1,273,274	40,579
	Bank of Hawaii Corp.	603,506	39,614
	BOK Financial Corp.	337,868	37,652
	CVB Financial Corp.	1,986,924	37,573
	Bread Financial Holdings Inc.	672,534	37,507
[1]	Blackstone Mortgage Trust Inc. Class A	1,993,701	36,704
	Provident Financial Services Inc.	1,883,300	36,310
	WaFd Inc.	1,195,787	36,220
	Towne Bank	1,042,289	36,032
	Park National Corp.	219,449	35,667
	Mercury General Corp.	420,314	35,634
	BancFirst Corp.	277,952	35,147
	First Financial Bancorp	1,380,528	34,858
[1]	Arbor Realty Trust Inc.	2,773,188	33,861
	StepStone Group Inc. Class A	506,756	33,096
	Banner Corp.	498,476	32,650
	Trustmark Corp.	824,300	32,642
	NBT Bancorp Inc.	755,178	31,536
	First Merchants Corp.	832,379	31,381
	Beacon Financial Corp.	1,271,595	30,150
	ServisFirst Bancshares Inc.	372,914	30,031
	OFG Bancorp	675,444	29,375
	Nelnet Inc. Class A	232,273	29,122
	WisdomTree Inc.	2,009,386	27,930
	Horace Mann Educators Corp.	617,429	27,889
	Northwest Bancshares Inc.	2,219,127	27,495
*	SiriusPoint Ltd.	1,506,283	27,249
	Victory Capital Holdings Inc. Class A	405,459	26,258
	City Holding Co.	208,917	25,879
	First Commonwealth Financial Corp.	1,506,765	25,690
[1]	ARMOUR Residential REIT Inc.	1,709,303	25,537
*	LendingClub Corp.	1,654,405	25,130
	Hilltop Holdings Inc.	669,102	22,361
	National Bank Holdings Corp. Class A	577,217	22,304
	S&T Bancorp Inc.	581,805	21,870
	Apollo Commercial Real Estate Finance Inc.	2,108,070	21,355
	Hope Bancorp Inc.	1,848,434	19,908
	Ladder Capital Corp.	1,749,171	19,083
*	ProAssurance Corp.	780,034	18,713
	Virtus Investment Partners Inc.	97,315	18,493
	Westamerica Bancorp	366,997	18,346
	Enact Holdings Inc.	447,615	17,162
	PennyMac Mortgage Investment Trust	1,321,048	16,196

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	1,579,822	15,593
	Chimera Investment Corp.	1,169,295	15,458
	Safety Insurance Group Inc.	214,676	15,175
	Employers Holdings Inc.	356,713	15,153
	MFA Financial Inc.	1,558,941	14,327
*	Encore Capital Group Inc.	331,904	13,854
	Franklin BSP Realty Trust Inc.	1,248,295	13,557
	Cannae Holdings Inc.	722,911	13,237
	Tompkins Financial Corp.	197,067	13,048
	Navient Corp.	981,346	12,905
	Safehold Inc.	817,157	12,658
	Redwood Trust Inc.	1,962,328	11,362
	Capitol Federal Financial Inc.	1,712,981	10,877
	BrightSpire Capital Inc. Class A	1,873,708	10,174
	F&G Annuities & Life Inc.	306,437	9,582
	GCM Grosvenor Inc. Class A	767,051	9,258
*	World Acceptance Corp.	41,315	6,988
*	Slide Insurance Holdings Inc.	391,232	6,176
*,1	Miami International Holdings Inc.	120,518	4,852
*,1	Gemini Space Station Inc. Class A	111,307	2,667
*,1	Chime Financial Inc. Class A	24,166	487
*,2	Neptune Insurance Holdings Inc. Class A	7,415	148
	Guaranty Bancshares Inc.	332	16
			12,080,154
Health Care (8.2%)
*	United Therapeutics Corp.	686,436	287,761
*	Tenet Healthcare Corp.	1,340,977	272,272
*	Hologic Inc.	3,375,914	227,840
*	Illumina Inc.	2,216,311	210,483
*	Cooper Cos. Inc.	3,028,320	207,622
	Encompass Health Corp.	1,528,753	194,182
	Viatris Inc.	17,696,284	175,193
	Universal Health Services Inc. Class B	813,074	166,225
*	Solventum Corp.	2,236,990	163,300
	Revvity Inc.	1,761,010	154,352
*	Elanco Animal Health Inc.	7,540,595	151,868
*	Moderna Inc.	5,314,943	137,285
*	Centene Corp.	3,727,333	132,991
*	Align Technology Inc.	1,044,741	130,822
*	Avantor Inc.	10,348,147	129,145
*	Madrigal Pharmaceuticals Inc.	270,635	124,129
*	Charles River Laboratories International Inc.	747,017	116,878
*	Jazz Pharmaceuticals plc	874,652	115,279
*	Henry Schein Inc.	1,564,527	103,838
*	Avidity Biosciences Inc.	2,071,354	90,249
	Baxter International Inc.	3,898,333	88,765
	Teleflex Inc.	670,470	82,039
*	Bio-Rad Laboratories Inc. Class A	283,764	79,565
*	Molina Healthcare Inc.	411,334	78,713
*	DaVita Inc.	542,631	72,099
*	Nuvalent Inc. Class A	708,346	61,258
*	Integer Holdings Corp.	531,830	54,954
*	Envista Holdings Corp.	2,521,232	51,357
*	Ligand Pharmaceuticals Inc.	282,551	50,051
*	Prestige Consumer Healthcare Inc.	746,972	46,611
	Perrigo Co. plc	2,087,350	46,485
*	BrightSpring Health Services Inc.	1,478,822	43,714
*	ICU Medical Inc.	355,976	42,703
	Organon & Co.	3,944,096	42,123
*	CG oncology Inc.	1,041,558	41,954
	Concentra Group Holdings Parent Inc.	1,848,106	38,681
*	Supernus Pharmaceuticals Inc.	808,470	38,637
	DENTSPLY SIRONA Inc.	3,026,456	38,406
*,1	Summit Therapeutics Inc.	1,691,239	34,941
	Premier Inc. Class A	1,252,881	34,830
*	Acadia Healthcare Co. Inc.	1,330,995	32,955
*	QuidelOrtho Corp.	1,030,737	30,355
*	Enovis Corp.	867,770	26,328
*	Amneal Pharmaceuticals Inc.	2,621,845	26,245

		Shares	Market Value ($000)
	Bruker Corp.	806,209	26,194
*	Surgery Partners Inc.	1,167,674	25,268
	National HealthCare Corp.	188,228	22,872
*	Pediatrix Medical Group Inc.	1,321,848	22,141
	CONMED Corp.	469,947	22,102
	Select Medical Holdings Corp.	1,599,860	20,542
*,1	Novavax Inc.	2,342,163	20,307
*	Omnicell Inc.	662,420	20,171
*	Neogen Corp.	3,297,317	18,828
*	Healthcare Services Group Inc.	1,098,650	18,490
*	Immunovant Inc.	1,058,507	17,063
*	Azenta Inc.	591,585	16,990
*	Pacira BioSciences Inc.	648,014	16,699
*	Innoviva Inc.	908,851	16,587
*	Integra LifeSciences Holdings Corp.	1,005,449	14,408
*	Dyne Therapeutics Inc.	972,077	12,297
*	AMN Healthcare Services Inc.	581,984	11,267
*	Hinge Health Inc. Class A	206,445	10,132
*	HeartFlow Inc.	246,298	8,290
*	AdaptHealth Corp. Class A	769,785	6,890
	Embecta Corp.	443,660	6,260
*	Fortrea Holdings Inc.	688,795	5,800
*	GoodRx Holdings Inc. Class A	1,271,362	5,378
*,1	Iovance Biotherapeutics Inc.	2,470,482	5,361
*	OPKO Health Inc.	2,709,441	4,200
*	Day One Biopharmaceuticals Inc.	582,715	4,108
*	Caris Life Sciences Inc.	11,933	361
			4,854,489
Industrials (22.1%)
	EMCOR Group Inc.	679,423	441,312
	Smurfit WestRock plc	7,921,474	337,217
	Pentair plc	2,488,148	275,587
	AECOM	2,010,221	262,274
	nVent Electric plc	2,442,884	240,966
	Allegion plc	1,302,942	231,077
	RPM International Inc.	1,947,255	229,542
*	Zebra Technologies Corp. Class A	771,735	229,329
	Textron Inc.	2,704,776	228,527
	CH Robinson Worldwide Inc.	1,702,743	225,443
	Masco Corp.	3,177,757	223,682
	Carlisle Cos. Inc.	648,870	213,452
	ITT Inc.	1,183,861	211,627
	Ball Corp.	4,130,848	208,277
*	API Group Corp.	5,680,912	195,253
*	Builders FirstSource Inc.	1,593,994	193,272
	Booz Allen Hamilton Holding Corp.	1,870,681	186,975
	IDEX Corp.	1,142,235	185,910
	Owens Corning	1,269,327	179,559
	Stanley Black & Decker Inc.	2,349,540	174,641
	Hubbell Inc. Class B	403,294	173,541
	Huntington Ingalls Industries Inc.	595,585	171,475
	Crown Holdings Inc.	1,766,429	170,619
	Acuity Inc.	465,125	160,184
	JB Hunt Transport Services Inc.	1,175,398	157,703
	WESCO International Inc.	738,568	156,207
	Applied Industrial Technologies Inc.	572,976	149,575
	Donaldson Co. Inc.	1,768,445	144,747
	Regal Rexnord Corp.	1,007,456	144,510
	Crane Co.	742,406	136,707
	CNH Industrial NV	12,340,511	133,895
	AptarGroup Inc.	999,999	133,660
	Tetra Tech Inc.	3,988,328	133,130
	MKS Inc.	1,019,356	126,166
	Oshkosh Corp.	971,388	125,989
*,1	Joby Aviation Inc.	7,795,092	125,813
	Watts Water Technologies Inc. Class A	416,077	116,202
	Valmont Industries Inc.	299,583	116,157
	Zurn Elkay Water Solutions Corp.	2,415,830	113,616
	Ryder System Inc.	588,141	110,947

		Shares	Market Value ($000)
	Genpact Ltd.	2,645,072	110,802
*	XPO Inc.	849,011	109,752
	Allison Transmission Holdings Inc.	1,269,174	107,728
	Primoris Services Corp.	778,784	106,950
	Flowserve Corp.	1,985,103	105,488
*	Mohawk Industries Inc.	801,619	103,345
*	Fluor Corp.	2,453,766	103,230
	AGCO Corp.	962,695	103,076
	Esab Corp.	875,210	97,796
	Fortune Brands Innovations Inc.	1,822,054	97,279
	Air Lease Corp. Class A	1,526,632	97,170
	MSA Safety Inc.	564,401	97,116
*	Gates Industrial Corp. plc	3,909,466	97,033
	GATX Corp.	540,263	94,438
*	Axalta Coating Systems Ltd.	3,287,328	94,083
	Vontier Corp.	2,226,512	93,447
	Knight-Swift Transportation Holdings Inc. Class A	2,340,377	92,468
*	Middleby Corp.	692,343	92,033
*	GXO Logistics Inc.	1,737,487	91,896
	Moog Inc. Class A	431,411	89,591
	Graphic Packaging Holding Co.	4,497,088	88,008
*	Resideo Technologies Inc.	2,032,048	87,744
	Louisiana-Pacific Corp.	951,315	84,515
*	Mirion Technologies Inc. Class A	3,535,498	82,236
*	WEX Inc.	520,076	81,928
*	FTI Consulting Inc.	491,142	79,393
	Sealed Air Corp.	2,232,781	78,929
	Maximus Inc.	855,261	78,145
	Ralliant Corp.	1,711,134	74,828
	Belden Inc.	601,343	72,324
	Enpro Inc.	319,533	72,214
	ADT Inc.	8,250,542	71,862
*	Kirby Corp.	846,958	70,679
	Brink's Co.	600,714	70,199
	Arcosa Inc.	744,390	69,757
	Sensata Technologies Holding plc	2,210,602	67,534
	Sonoco Products Co.	1,497,347	64,521
	EnerSys	568,671	64,237
	Brunswick Corp.	991,682	62,714
	MSC Industrial Direct Co. Inc. Class A	675,907	62,278
*	OSI Systems Inc.	242,599	60,465
	Silgan Holdings Inc.	1,299,407	55,888
	Korn Ferry	794,249	55,582
*	Amentum Holdings Inc.	2,215,017	53,050
	Otter Tail Corp.	636,003	52,133
	Robert Half Inc.	1,466,364	49,827
	Crane NXT Co.	740,750	49,682
	Brady Corp. Class A	631,145	49,248
	HB Fuller Co.	819,135	48,558
	Terex Corp.	945,960	48,528
	Griffon Corp.	635,971	48,429
*	Hayward Holdings Inc.	3,124,480	47,242
	AZZ Inc.	432,733	47,224
*	AAR Corp.	518,550	46,498
	Matson Inc.	458,382	45,192
*	NCR Atleos Corp.	1,116,849	43,903
	Boise Cascade Co.	566,610	43,810
	McGrath RentCorp	373,475	43,809
	ABM Industries Inc.	944,970	43,582
*	GEO Group Inc.	2,040,773	41,815
	REV Group Inc.	703,537	39,869
	Western Union Co.	4,899,983	39,151
	Standex International Corp.	183,165	38,813
	UniFirst Corp.	227,527	38,040
	Granite Construction Inc.	332,261	36,432
	Trinity Industries Inc.	1,227,090	34,408
*	Everus Construction Group Inc.	387,071	33,191
*	Knife River Corp.	430,019	33,056
	EVERTEC Inc.	971,029	32,801
	Landstar System Inc.	262,983	32,231

		Shares	Market Value ($000)
	Atkore Inc.	510,876	32,052
*	CoreCivic Inc.	1,543,565	31,412
*	O-I Glass Inc.	2,338,738	30,333
	Hub Group Inc. Class A	874,513	30,118
*	ASGN Inc.	631,626	29,908
	TriNet Group Inc.	442,543	29,602
	Hillenbrand Inc.	1,069,848	28,929
*	Hillman Solutions Corp.	2,999,784	27,538
	Pitney Bowes Inc.	2,351,167	26,827
	ManpowerGroup Inc.	702,805	26,636
	Helios Technologies Inc.	503,202	26,232
	Insperity Inc.	514,689	25,323
	Kennametal Inc.	1,154,063	24,155
	Albany International Corp. Class A	447,774	23,866
	ArcBest Corp.	327,734	22,899
	Werner Enterprises Inc.	862,752	22,708
	Greif Inc. Class A	378,622	22,626
	TriMas Corp.	555,209	21,453
	Alight Inc. Class A	6,418,993	20,926
	Greenbrier Cos. Inc.	445,369	20,563
*	Janus International Group Inc.	2,001,951	19,759
*	Huron Consulting Group Inc.	131,359	19,280
*	First Advantage Corp.	1,188,557	18,292
*	Karman Holdings Inc.	251,085	18,128
*	Proto Labs Inc.	362,243	18,123
	International Seaways Inc.	374,698	17,266
	Astec Industries Inc.	347,073	16,705
*	Cimpress plc	260,157	16,400
*	BrightView Holdings Inc.	1,080,641	14,481
	Apogee Enterprises Inc.	310,338	13,521
	Schneider National Inc. Class B	629,749	13,326
	Deluxe Corp.	681,530	13,194
*	Thermon Group Holdings Inc.	476,592	12,735
	Quanex Building Products Corp.	697,532	9,919
	Gorman-Rupp Co.	169,712	7,876
*	American Woodmark Corp.	105,014	7,011
*,1	Legence Corp. Class A	187,752	5,785
*	Forward Air Corp.	221,901	5,690
*	TaskUS Inc. Class A	264,332	4,718
	Kforce Inc.	134,288	4,026
	Vestis Corp.	849,345	3,848
	Hyster-Yale Inc.	75,936	2,799
	Heartland Express Inc.	323,608	2,712
*,1	Pattern Group Inc. Class A	159,844	2,190
	Kronos Worldwide Inc.	349,999	2,009
	Greif Inc. Class B	30,709	1,892
			13,071,779
Real Estate (8.5%)
	Kimco Realty Corp.	10,313,606	225,352
	WP Carey Inc.	3,323,770	224,587
*	Jones Lang LaSalle Inc.	719,140	214,505
	Healthpeak Properties Inc.	10,548,010	201,994
	Regency Centers Corp.	2,755,567	200,881
	Gaming & Leisure Properties Inc.	4,080,809	190,207
	Omega Healthcare Investors Inc.	4,477,454	189,038
	BXP Inc.	2,403,890	178,705
	Camden Property Trust	1,621,840	173,180
	EastGroup Properties Inc.	809,509	137,017
	Federal Realty Investment Trust	1,309,405	132,656
	Brixmor Property Group Inc.	4,645,959	128,600
	NNN REIT Inc.	2,865,350	121,978
	Agree Realty Corp.	1,679,660	119,323
	American Healthcare REIT Inc.	2,558,386	107,478
	Vornado Realty Trust	2,623,330	106,324
	First Industrial Realty Trust Inc.	2,009,636	103,436
	STAG Industrial Inc.	2,833,700	100,001
	Lamar Advertising Co. Class A	658,733	80,642
	American Homes 4 Rent Class A	2,388,609	79,421
	Kilroy Realty Corp.	1,795,530	75,861

		Shares	Market Value ($000)
	Cousins Properties Inc.	2,549,485	73,782
	CubeSmart	1,730,710	70,371
	Macerich Co.	3,834,641	69,790
	Sabra Health Care REIT Inc.	3,639,532	67,841
	EPR Properties	1,155,290	67,018
	SL Green Realty Corp.	1,078,035	64,477
*	Compass Inc. Class A	7,981,300	64,090
	Millrose Properties Inc.	1,872,046	62,919
	Rayonier Inc.	2,339,787	62,098
	HA Sustainable Infrastructure Capital Inc.	1,887,387	57,943
*	Cushman & Wakefield plc	3,514,050	55,944
	Tanger Inc.	1,631,801	55,220
	National Health Investors Inc.	684,406	54,410
	Americold Realty Trust Inc.	4,323,138	52,915
	Highwoods Properties Inc.	1,640,427	52,198
	COPT Defense Properties	1,713,830	49,804
	Broadstone Net Lease Inc.	2,726,980	48,731
	Terreno Realty Corp.	783,993	44,492
	Acadia Realty Trust	1,988,638	40,071
	Newmark Group Inc. Class A	2,122,944	39,593
	Outfront Media Inc.	2,157,507	39,526
	Urban Edge Properties	1,909,111	39,079
	Apple Hospitality REIT Inc.	3,238,118	38,890
	LXP Industrial Trust	4,265,028	38,215
	Douglas Emmett Inc.	2,414,580	37,595
[1]	Medical Properties Trust Inc.	6,839,722	34,677
	Phillips Edison & Co. Inc.	953,072	32,719
	DigitalBridge Group Inc.	2,764,283	32,342
	Park Hotels & Resorts Inc.	2,578,051	28,565
	LTC Properties Inc.	698,894	25,761
	DiamondRock Hospitality Co.	3,110,862	24,762
	Getty Realty Corp.	858,616	23,037
	Innovative Industrial Properties Inc.	425,410	22,793
	PotlatchDeltic Corp.	557,217	22,707
	Elme Communities	1,338,148	22,561
[1]	JBG SMITH Properties	936,918	20,846
	Alexander & Baldwin Inc.	1,103,821	20,079
	Xenia Hotels & Resorts Inc.	1,453,879	19,947
*	Howard Hughes Holdings Inc.	225,423	18,523
	Piedmont Realty Trust Inc.	1,890,060	17,011
	InvenTrust Properties Corp.	588,713	16,849
	Apartment Investment & Management Co. Class A	2,051,397	16,268
	Veris Residential Inc.	1,063,025	16,158
	Curbline Properties Corp.	718,336	16,019
	RLJ Lodging Trust	2,180,829	15,702
	Empire State Realty Trust Inc. Class A	2,048,134	15,689
	Centerspace	254,227	14,974
	American Assets Trust Inc.	696,345	14,150
	eXp World Holdings Inc.	1,312,937	13,996
	Global Net Lease Inc.	1,677,496	13,638
	Sunstone Hotel Investors Inc.	1,442,129	13,513
	Brandywine Realty Trust	2,506,152	10,451
	Marcus & Millichap Inc.	355,021	10,420
*	Forestar Group Inc.	308,521	8,204
	Saul Centers Inc.	184,868	5,892
	Alexander's Inc.	15,494	3,633
*,2	Spirit MTA REIT	334,911	30
			5,010,114
Technology (7.3%)
	Jabil Inc.	1,547,404	336,050
*	F5 Inc.	871,917	281,795
*	Sandisk Corp.	2,102,347	235,883
	TD SYNNEX Corp.	1,126,499	184,464
	Leidos Holdings Inc.	973,641	183,979
	Skyworks Solutions Inc.	2,252,854	173,425
*	CACI International Inc. Class A	333,813	166,499
	Teradyne Inc.	1,207,206	166,160
*	Akamai Technologies Inc.	2,176,386	164,883
*	Rubrik Inc. Class A	1,781,631	146,539

		Shares	Market Value ($000)
*	Qorvo Inc.	1,406,296	128,085
*	Snap Inc. Class A	16,343,174	126,006
*	EPAM Systems Inc.	802,760	121,048
*	Cirrus Logic Inc.	779,094	97,613
*	Arrow Electronics Inc.	781,695	94,585
	KBR Inc.	1,955,631	92,482
*	Sanmina Corp.	768,268	88,435
*	TTM Technologies Inc.	1,489,603	85,801
*	CCC Intelligent Solutions Holdings Inc.	8,878,438	80,883
	Science Applications International Corp.	711,447	70,697
*,1	Rigetti Computing Inc.	2,337,036	69,620
*	Parsons Corp.	810,484	67,205
	Avnet Inc.	1,266,861	66,232
*	Plexus Corp.	409,586	59,263
*	Insight Enterprises Inc.	477,675	54,173
	Amkor Technology Inc.	1,875,643	53,268
*	Kyndryl Holdings Inc.	1,754,224	52,679
*	Blackbaud Inc.	736,246	47,348
*	Axcelis Technologies Inc.	476,865	46,561
*,1	SoundHound AI Inc. Class A	2,704,623	43,490
*	ZoomInfo Technologies Inc. Class A	3,869,023	42,211
*	Informatica Inc. Class A	1,582,593	39,312
*	Synaptics Inc.	557,379	38,091
*,1	Trump Media & Technology Group Corp.	2,312,978	37,979
	Concentrix Corp.	812,768	37,509
*	DXC Technology Co.	2,717,234	37,036
*	RingCentral Inc. Class A	1,225,460	34,730
*	IAC Inc.	1,015,960	34,614
*	Teradata Corp.	1,362,628	29,310
*	Progress Software Corp.	654,321	28,744
	Vishay Intertechnology Inc.	1,874,539	28,680
*	IPG Photonics Corp.	352,434	27,909
*	NetScout Systems Inc.	1,036,304	26,768
	CSG Systems International Inc.	414,803	26,705
	Adeia Inc.	1,576,967	26,493
*	NCR Voyix Corp.	1,993,197	25,015
*	Ziff Davis Inc.	622,070	23,701
	Benchmark Electronics Inc.	517,870	19,964
*,1	SailPoint Inc.	844,892	18,655
*	Verint Systems Inc.	915,486	18,539
*	ScanSource Inc.	298,832	13,146
*,1	Figure Technology Solutions Inc. Class A	263,627	9,588
*	MaxLinear Inc. Class A	594,512	9,560
*	Angi Inc. Class A	572,424	9,308
*	N-able Inc.	1,135,484	8,857
*	Rapid7 Inc.	467,122	8,759
*	Vimeo Inc.	1,067,134	8,270
*	Netskope Inc. Class A	362,611	8,242
*	Bumble Inc. Class A	1,104,573	6,727
*,1	NIQ Global Intelligence plc	335,675	5,270
*	Via Transportation Inc. Class A	86,107	4,140
	Shutterstock Inc.	188,337	3,927
*,1	Getty Images Holdings Inc.	1,887,526	3,737
*,1	Stubhub Holdings Inc. Class A	27,628	465
*,2	Pivotal Software Inc.	1,217,861	—
			4,287,112
Telecommunications (1.1%)
*	Frontier Communications Parent Inc.	3,798,974	141,892
*	Lumen Technologies Inc.	14,017,205	85,785
*	EchoStar Corp. Class A	1,008,647	77,020
*,1	AST SpaceMobile Inc. Class A	1,531,790	75,180
*	Liberty Broadband Corp. Class C	900,054	57,189
*	Viasat Inc.	1,935,899	56,722
	Telephone & Data Systems Inc.	1,393,294	54,673
*	Viavi Solutions Inc.	3,388,204	42,996
	Uniti Group Inc.	2,180,946	13,347
	Array Digital Infrastructure Inc.	242,949	12,150
	Cable One Inc.	68,379	12,107
*	Altice USA Inc. Class A	3,883,638	9,360

			Shares	Market Value ($000)
*		Liberty Broadband Corp. Class A	124,744	7,900
				646,321
Utilities (5.6%)
		NRG Energy Inc.	2,935,852	475,461
		Atmos Energy Corp.	2,309,364	394,324
		Essential Utilities Inc.	4,256,986	169,854
		Pinnacle West Capital Corp.	1,812,796	162,535
		NiSource Inc.	3,573,516	154,733
*		Talen Energy Corp.	346,715	147,486
		OGE Energy Corp.	3,056,809	141,439
		Evergy Inc.	1,743,658	132,553
		AES Corp.	9,697,888	127,624
		National Fuel Gas Co.	1,371,443	126,680
		UGI Corp.	3,262,023	108,495
		IDACORP Inc.	820,070	108,372
		TXNM Energy Inc.	1,599,358	90,444
		Southwest Gas Holdings Inc.	978,522	76,657
		ONE Gas Inc.	910,639	73,707
		New Jersey Resources Corp.	1,524,560	73,408
		Portland General Electric Co.	1,663,174	73,180
		Spire Inc.	851,051	69,378
		Black Hills Corp.	1,105,821	68,107
		ALLETE Inc.	880,832	58,487
*		Sunrun Inc.	3,326,921	57,522
		MDU Resources Group Inc.	3,101,329	55,235
		Northwestern Energy Group Inc.	931,846	54,615
		MGE Energy Inc.	554,586	46,685
		Avista Corp.	1,231,195	46,551
		American States Water Co.	584,399	42,848
		Clearway Energy Inc. Class C	1,266,293	35,773
*,1		NuScale Power Corp. Class A	812,883	29,264
*		Hawaiian Electric Industries Inc.	2,618,808	28,912
		Northwest Natural Holding Co.	611,602	27,479
		Clearway Energy Inc. Class A	523,276	14,092
		Excelerate Energy Inc. Class A	339,855	8,561
				3,280,461
Total Common Stocks (Cost $43,347,326)				59,053,398
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	53,581	—
*,2		OmniAb Inc. 15 Earnout	53,581	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $550,430)	4.180%	5,507,269	550,727
Total Investments (100.8%) (Cost $43,897,756)				59,604,125
Other Assets and Liabilities—Net (-0.8%)				(458,478)
Net Assets (100%)				59,145,647
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $353,162.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $374,350 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	7	860	(9)
E-mini S&P Mid-Cap 400 Index	December 2025	78	25,632	(141)
				(150)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AES Corp.	8/31/2026	BANA	14,962	(4.236)	—	(469)
Albemarle Corp.	8/31/2026	BANA	11,464	(4.236)	—	(502)
Atmos Energy Corp.	8/31/2026	BANA	21,099	(4.236)	517	—
Blackstone Mortgage Trust Inc. Class A	1/30/2026	GSI	9,370	(4.122)	—	(322)
CarMax Inc.	8/31/2026	BANA	26,381	(4.236)	—	(7,173)
					517	(8,466)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,053,220	—	178	59,053,398
Rights	—	—	—	—
Temporary Cash Investments	550,727	—	—	550,727
Total	59,603,947	—	178	59,604,125

Derivative Financial Instruments
Assets
Swap Contracts	—	517	—	517
Liabilities
Futures Contracts[1]	(150)	—	—	(150)
Swap Contracts	—	(8,466)	—	(8,466)
Total	(150)	(8,466)	—	(8,616)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.